Consolidated Statements of Comprehensive Loss (Details) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended	15 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
ORGANOCLAY SALES	$ 4,290	$ 1,154
COST OF SALES
Production costs	(4,565)	(1,497)
Inventories write down	(774)	(648)
Depreciation	(764)	(476)
Total cost of sales	(6,103)	(2,621)
GROSS LOSS	(1,813)	(1,467)
EXPENSES
Exploration expenditures	(4,339)	(3,448)
Organoclay research and development	(423)	(536)
General and administrative	(7,296)	(6,448)
Share of loss in Joint Venture	(4,850)	(3,987)
Stock-based compensation	(11,412)	(3,193)
Total expenses	(28,320)	(17,612)
OTHER ITEMS
Foreign exchange (loss)/gain	(3,759)	351
Convertible security accretion		(806)
Loss on sale of 50% interest in Minera Exar		(9,015)
Other income	642	825
Total other items	(3,117)	(8,645)
NET LOSS	(33,250)	(27,724)
OTHER COMPREHENSIVE LOSS ITEMS THAT MAY BE RECLASSIFIED SUBSEQUENTLY TO NET LOSS
Reclassification of cumulative translation adjustment on sale of 50% interest in Minera Exar		15,098
Unrealized gain/(loss) on translation to reporting currency	2,010	(16,319)
Other comprehensive income (loss) that may be reclassified subsequently to net loss	2,010	(1,221)
TOTAL COMPREHENSIVE LOSS	$ (31,240)	$ (28,945)
LOSS PER SHARE - BASIC AND DILUTED	$ (0.44)	$ (0.50)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING - BASIC AND DILUTED	75,979	58,360